Share based compensation (Details 5) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Number Of Restricted Stock Units
Outstanding, Beginning	348,334	348,334	696,666	1,200,000
Common Shares Issued	(256,619)	(256,619)	(212,304)	(208,370)
Restricted stock unit, Payroll Withholdings Settled In Cash	(91,715)	(91,715)	(136,028)	(139,964)
Forfeited				(155,000)
Outstanding, Ending			348,334	696,666
Weighted Average Exercise Price
Outstanding, Beginning | $ / Shares | $ / shares	$ 0.21		$ 0.61	$ 0.79
Granted | $ / Shares | $ / shares	0		0	0
Common Shares Issued | $ / Shares | (per share)		$ (0.26)	(0.58)	(0.55)
Payroll Withholdings Settled In Cash | (per share)		$ (0.23)	(0.58)	(0.55)
Forfeited | $ / Shares | $ / shares				(0.79)
Outstanding, Ending | $ / Shares | $ / shares	$ 0		$ 0.21	$ 0.61